UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
(Address of principal executive offices) (Zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including area code: (303) 454-5600
Date of fiscal year end: September 30
Date of reporting period: September 30, 2007

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended September 30, 2007, originally filed with the Securities and Exchange Commission on December 5, 2007 (Accession Number 0001206774-07-002793) to amend Item 1, "Reports to Stockholders". The purpose of the amendment is to include a footnote relating to ownership of 5% or more of the voting securities of a holding in the Marsico 21st Century Fund.

Items 2 through 11 to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on December 5, 2007 (Accession Number 0001206774-07-002793).

ITEM 1. REPORTS TO STOCKHOLDERS.

The Marsico Investment Fund

Supplement Dated February 26, 2008
(to the Annual Report dated September 30, 2007)

This supplement provides additional information beyond that contained in the Annual Report and should be read in conjunction with the Annual Report.

The following is hereby inserted as footnote (1) to the holding "KKR Financial Holdings LLC" under the category Investment Management Companies on the Schedule of Investments of the Marsico 21st Century Fund appearing on page 26 of the Annual Report:

(1) The company is deemed to be an affiliated company of the Fund. An affiliated company is a company in which the Fund has ownership of at least 5% of the outstanding voting securities. The 21st Century Fund conducted the following transactions during the fiscal year ended September 30, 2007 in the shares of affiliated companies as so defined:

	Purchases		Sales		Realized	Dividend	Market Value
	Shares	$ Cost	Shares	$ Cost	Gain/(Loss)	Income	at 9/30/07
KKR Financial Holdings LLC	5,950,777	$85,691,189	661,338	$15,397,287	$1,929,579	$11,297,095	$100,270,592

Item 12 - Exhibits.

(a)(1) Code of Ethics - Filed as an attachment to Form N-CSR filed on EDGAR on December 5, 2007 (Accession Number 0001206774-07-002793).

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) (Exhibit (a)(2)).

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MARSICO INVESTMENT FUND

By:	/s/ Thomas F. Marsico
Thomas F. Marsico
President and Chief Executive Officer

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas F. Marsico
Thomas F. Marsico
President and Chief Executive Officer

Date:	February 25, 2008

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Vice President and Treasurer

Date:	February 25, 2008